Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

Note 18. Debt

	December 31, 2023
	Debt excl.	Debt
Skr mn	debt securities issued	securities issued	Total
Exchange-rate related contracts	—	6,368	6,368
Interest rate related contracts	3,628	303,998	307,626
Equity related contracts	—	3,594	3,594
Contracts related to raw materials, credit risk etc.	—	148	148
Total debt outstanding	3,628	314,108	317,736

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	17,029	200,222	8,139	61,325	31,021	317,736

	December 31, 2022
	Debt excl. debt securities	Debt securities
Skr mn	issued	issued	Total
Exchange-rate related contracts	—	8,714	8,714
Interest rate related contracts	7,153	299,240	306,393
Equity related contracts	—	10,797	10,797
Contracts related to raw materials, credit risk etc.	—	366	366
Total debt outstanding	7,153	319,117	326,270

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	13,656	238,055	17,596	32,664	24,299	326,270

SEK’s Borrowing programs, value outstanding[1]

Skr mn	December 31, 2023	December 31, 2022
Medium-term note program:
Unlimited Euro Medium-Term Note Program	111,510	96,474
Unlimited SEC-registered U.S. Medium-Term Note Program	173,821	186,138
Unlimited Swedish Medium-Term Note Program	435	452
Unlimited MTN/STN AUD Debt Issuance Program	11,181	4,297
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Program	3,232	19,412
USD 4,000,000,000 Euro-Commercial Paper Program	10,932	6,283
1	Amortized cost excluding fair value adjustments.

Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2023	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2023
Senior debt	326,270	-8,642	-9,628	9,736		—	317,736
Lease liability	147	-28	0	5	[1]	1	125
Derivatives, net	2,883	2,868	4,118	-3,664		—	6,205
Total liabilities in financing activities	329,300	-5,802	-5,510	6,077		1	324,066

			Non-cash items
Skr mn	January 1, 2022	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2022
Senior debt	295,000	10,793	33,075	-12,598		—	326,270
Lease liability	153	-23	0	16	[1]	1	147
Derivatives, net	6,310	9,770	-7,591	-5,606		—	2,883
Total liabilities in financing activities	301,463	20,540	25,484	-18,188		1	329,300
1	Attributable to an increase in leasing debts due to new leasing agreements.